Subordinated indebtedness (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Schedule of Terms of Subordinated Indebtedness
Terms of subordinated indebtedness

$ millions, as at October 31									2020		2019
				Earliest date redeemable
Interest rate %		Contractual maturity date		At greater of Canada Yield Price (1) and par	At par	Denominated in foreign currency		Par value	Carrying value (2)	Par value	Carrying value (2)
5.75	(3)	July 11, 2024	(4)			TT$175 million		$35	$35	$34	$34
3.42	(5)(6)	January 26, 2026			January 26, 2021			1,000	1,001	1,000	991
3.45	(5)(7)	April 4, 2028			April 4, 2023			1,500	1,568	1,500	1,533
8.70		May 25, 2029	(4)					25	40	25	40
2.95	(5)(8)	June 19, 2029			June 19, 2024			1,500	1,535	1,500	1,494
2.01	(9)	July 21, 2030			July 21, 2025			1,000	1,000	–	–
11.60		January 7, 2031		January 7, 1996				200	214	200	200
10.80		May 15, 2031		May 15, 2021				150	160	150	149
8.70		May 25, 2032	(4)					25	44	25	42
8.70		May 25, 2033	(4)					25	45	25	44
8.70		May 25, 2035	(4)					25	48	25	46
Floating	(10)	July 31, 2084			July 27, 1990	US$44 million	(11)	59	59	85	85
Floating	(12)	August 31, 2085			August 20, 1991	US$13 million	(13)	17	17	23	23
								5,561	5,766	4,592	4,681
Subordinated indebtedness sold short (held) for trading purposes								(54)	(54)	3	3
								$5,507	$5,712	$4,595	$4,684

(1)	Canada Yield Price: a price calculated at the time of redemption to provide a yield to maturity equal to the yield of a Government of Canada bond of appropriate maturity plus a pre-determined spread.
(2)	Carrying values of fixed-rate subordinated indebtedness notes reflect the impact of interest rate hedges in an effective hedge relationship.
(3)
Guaranteed Subordinated Term Notes in Trinidad and Tobago dollars issued on July 11, 2018 by FirstCaribbean International Bank (Trinidad & Tobago) Limited, a subsidiary of CIBC FirstCaribbean, and guaranteed on a subordinated basis by CIBC FirstCaribbean.

(4)	Not redeemable prior to maturity date.
(5)
Debentures are also subject to a
non-viability
contingent capital (NVCC) provision, necessary for the Debentures to qualify as Tier 2 regulatory capital under Basel III. As such, the Debentures are automatically converted into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines. In such an event, the Debentures are convertible into a number of common shares, determined by dividing 150% of the par value plus accrued and unpaid interest by the average common share price (as defined in the relevant prospectus supplements) subject to a minimum price of $5.00 per share (subject to adjustment in certain events as defined in the relevant prospectus supplements).

(6)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 2.57% above the three-month Canadian dollar bankers’ acceptance rate.
(7)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.00% above the three-month Canadian dollar bankers’ acceptance rate.
(8)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.18% above the three-month Canadian dollar bankers’ acceptance rate.
(9)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.28% above the three-month Canadian dollar bankers’ acceptance rate.
(10)	Interest rate is based on the six-month US$ LIBOR plus 0.25%.
(11)	US$21 million (2019: US$1 million) of this issue was repurchased and cancelled during the year.
(12)	Interest rate is based on the six-month US$ LIBOR plus 0.125%.
(13)	US$4 million (2019: nil) of this issue was repurchased and cancelled during the year.